GOODWILL	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 9	-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 are as follows:

	US dollars
	Telematics services	Telematics products	Total
(in thousands)
Balance as of January 1, 2022	34,215	5,784	39,999
Changes during 2022:
Translation differences	(225)	(264)	(489)
Balance as of December 31, 2022 (*)	33,990	5,520	39,510

Changes during 2023:
Translation differences	(50)	(60)	(110)
Balance as of December 31, 2023 (*)	33,940	5,460	39,400

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2023, and 2022 was US$ 29.89 million.

The Company has historically performed an annual goodwill assessment as of June 30 of each year or more often if indicators of impairment are presented. following the second closing of the RT acquisition (which was completed on September 22, 2021), the Company decided to change the date of its annual impairment assessment from June 30 to December 31.

The Company performed annual assessments as of December 31, 2023, 2022 and 2021, and reached a conclusion that no impairment should be recorded at such dates.